Quarterly Holdings Report
for
Fidelity® Stock Selector Large Cap Value Fund
April 30, 2026
LCV-NPRT1-0626
1.800356.122
Common Stocks - 98.6%
	Shares	Value ($)
CANADA - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Imperial Oil Ltd	55,600	7,447,989
FRANCE - 0.3%
Information Technology - 0.3%
IT Services - 0.3%
Capgemini SE	20,156	2,451,301
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	38,590	5,848,481
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	123,600	2,895,460
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	20,327	8,050,712
UNITED KINGDOM - 0.2%
Consumer Staples - 0.2%
Tobacco - 0.2%
British American Tobacco PLC ADR	33,500	1,969,800
UNITED STATES - 95.0%
Communication Services - 8.6%
Diversified Telecommunication Services - 1.1%
Comcast Corp Class A	48,681	1,316,334
Verizon Communications Inc	150,774	7,241,675
		8,558,009
Interactive Media & Services - 5.8%
Alphabet Inc Class A	101,287	38,975,239
Meta Platforms Inc Class A	10,939	6,693,683
		45,668,922
Media - 0.4%
Fox Corp Class A	48,500	3,079,265
Wireless Telecommunication Services - 1.3%
T-Mobile US Inc	51,922	10,150,751
TOTAL COMMUNICATION SERVICES		67,456,947
Consumer Discretionary - 7.3%
Automobiles - 0.4%
General Motors Co	45,641	3,509,336
Broadline Retail - 2.7%
Amazon.com Inc (a)	80,882	21,438,584
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp	69,150	1,833,167
Hilton Worldwide Holdings Inc	11,826	3,832,452
McDonald's Corp	23,416	6,874,703
		12,540,322
Household Durables - 0.5%
Somnigroup International Inc	52,162	3,957,009
Specialty Retail - 2.1%
Dick's Sporting Goods Inc	17,780	4,034,638
Lowe's Cos Inc	42,083	10,049,000
Williams-Sonoma Inc	13,228	2,397,045
		16,480,683
TOTAL CONSUMER DISCRETIONARY		57,925,934
Consumer Staples - 6.8%
Beverages - 1.7%
Coca-Cola Co/The	88,925	7,003,733
Constellation Brands Inc Class A	4,886	765,049
Keurig Dr Pepper Inc	76,419	2,246,719
PepsiCo Inc	23,681	3,753,202
		13,768,703
Consumer Staples Distribution & Retail - 2.1%
Kroger Co/The	17,354	1,181,287
Performance Food Group Co (a)	4,800	434,687
Target Corp	11,265	1,461,634
US Foods Holding Corp (a)	18,699	1,748,170
Walmart Inc	87,106	11,491,895
		16,317,673
Food Products - 0.6%
Bunge Global SA	2,300	292,261
Darling Ingredients Inc (a)	8,493	545,505
JM Smucker Co	2,600	254,878
Lamb Weston Holdings Inc	4,052	176,465
McCormick & Co Inc/MD	3,600	183,024
Mondelez International Inc	49,327	3,030,651
		4,482,784
Household Products - 1.3%
Colgate-Palmolive Co	4,700	401,192
Procter & Gamble Co/The	68,693	10,104,053
		10,505,245
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	3,900	299,169
Kenvue Inc	127,485	2,234,812
		2,533,981
Tobacco - 0.8%
Philip Morris International Inc	37,139	6,130,535
TOTAL CONSUMER STAPLES		53,738,921
Energy - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
Cheniere Energy Inc	9,400	2,584,530
Exxon Mobil Corp	149,200	23,026,036
Marathon Petroleum Corp	32,100	7,970,109
Shell PLC ADR	64,500	5,848,215
Targa Resources Corp	18,900	4,915,512
TOTAL ENERGY		44,344,402
Financials - 20.2%
Banks - 7.9%
Bank of America Corp	307,505	16,439,217
Citigroup Inc	51,200	6,552,576
JPMorgan Chase & Co	28,055	8,787,668
KeyCorp	133,382	2,949,076
M&T Bank Corp	18,300	4,000,929
Truist Financial Corp	180,600	9,300,900
Wells Fargo & Co	163,569	13,450,279
		61,480,645
Capital Markets - 5.9%
Blackrock Inc	6,820	7,267,392
Charles Schwab Corp/The	125,265	11,479,285
Intercontinental Exchange Inc	40,097	6,338,935
KKR & Co Inc Class A	53,000	5,530,020
MarketAxess Holdings Inc	17,620	2,769,687
Morgan Stanley	33,700	6,422,883
State Street Corp	43,267	6,612,928
		46,421,130
Consumer Finance - 0.8%
Capital One Financial Corp	23,400	4,476,420
SLM Corp	79,100	1,825,628
		6,302,048
Financial Services - 1.3%
Apollo Global Management Inc	35,458	4,564,154
Berkshire Hathaway Inc Class B (a)	12,334	5,841,382
		10,405,536
Insurance - 4.3%
American Financial Group Inc/OH	13,733	1,830,197
Arthur J Gallagher & Co	23,061	4,759,790
Brown & Brown Inc	61,700	3,711,255
Chubb Ltd	37,034	12,110,118
Hartford Insurance Group Inc/The	54,586	7,467,911
Reinsurance Group of America Inc	17,300	3,658,258
		33,537,529
TOTAL FINANCIALS		158,146,888
Health Care - 10.7%
Biotechnology - 1.1%
Alnylam Pharmaceuticals Inc (a)	1,400	433,286
Avalyn Pharma Inc	2,300	41,400
Biogen Inc (a)	3,600	681,408
Gilead Sciences Inc	24,100	3,153,244
Insmed Inc (a)	1,700	231,761
Moderna Inc (a)	9,700	445,618
Regeneron Pharmaceuticals Inc	2,490	1,760,579
Revolution Medicines Inc (a)	5,300	763,836
Roivant Sciences Ltd (a)	15,300	436,509
United Therapeutics Corp (a)	1,000	571,350
		8,518,991
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	55,700	5,057,003
Align Technology Inc (a)	1,000	176,010
Becton Dickinson & Co	5,400	804,816
Boston Scientific Corp (a)	46,600	2,684,626
Edwards Lifesciences Corp (a)	8,900	743,150
GE HealthCare Technologies Inc	5,400	328,536
Medtronic PLC	12,900	1,044,513
Solventum Corp (a)	9,000	606,240
Stryker Corp	7,900	2,489,527
Teleflex Inc	1,400	173,474
		14,107,895
Health Care Providers & Services - 3.2%
Cardinal Health Inc	2,000	385,760
Cencora Inc	18,200	5,605,782
Cigna Group/The	7,100	2,063,118
CVS Health Corp	49,900	4,156,171
Elevance Health Inc	2,400	903,408
HCA Healthcare Inc	3,500	1,520,575
Humana Inc	2,600	614,744
Quest Diagnostics Inc	7,200	1,398,240
UnitedHealth Group Inc	23,060	8,543,269
		25,191,067
Life Sciences Tools & Services - 1.3%
Danaher Corp	15,200	2,720,040
ICON PLC (a)	2,700	319,491
Mettler-Toledo International Inc (a)	500	638,305
Thermo Fisher Scientific Inc	13,175	6,310,298
Waters Corp (a)	730	225,738
		10,213,872
Pharmaceuticals - 3.3%
Jazz Pharmaceuticals PLC (a)	2,200	446,644
Johnson & Johnson	65,885	15,143,667
Merck & Co Inc	78,200	8,537,876
Pfizer Inc	33,400	891,780
Viatris Inc	40,300	602,082
Zoetis Inc Class A	3,200	367,904
		25,989,953
TOTAL HEALTH CARE		84,021,778
Industrials - 14.1%
Aerospace & Defense - 2.9%
Boeing Co (a)	68,004	15,574,956
Northrop Grumman Corp	4,369	2,531,748
RTX Corp	28,682	5,050,040
		23,156,744
Air Freight & Logistics - 1.8%
FedEx Corp	34,240	13,809,334
Ground Transportation - 2.0%
CSX Corp	182,800	8,304,604
Knight-Swift Transportation Holdings Inc	28,100	1,823,690
U-Haul Holding Co Class N	111,650	5,324,589
		15,452,883
Industrial Conglomerates - 0.7%
3M Co	39,536	5,792,815
Machinery - 6.7%
Caterpillar Inc	6,300	5,607,693
Cummins Inc	24,800	16,641,048
Deere & Co	3,300	1,946,571
Dover Corp	20,800	4,709,328
Parker-Hannifin Corp	10,143	9,224,247
Westinghouse Air Brake Technologies Corp	52,025	14,041,027
		52,169,914
TOTAL INDUSTRIALS		110,381,690
Information Technology - 9.6%
Communications Equipment - 1.3%
Cisco Systems Inc	107,910	9,873,765
Electronic Equipment, Instruments & Components - 0.7%
Vontier Corp	154,559	5,545,577
IT Services - 1.8%
Accenture PLC Class A	31,000	5,540,010
Amdocs Ltd	85,737	5,544,612
Twilio Inc Class A (a)	21,100	3,124,066
		14,208,688
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp (a)	71,700	6,774,216
QUALCOMM Inc	43,409	7,795,388
		14,569,604
Software - 1.6%
Dolby Laboratories Inc Class A	35,600	2,283,384
Gen Digital Inc	194,160	3,745,346
Salesforce Inc	37,425	6,606,636
		12,635,366
Technology Hardware, Storage & Peripherals - 2.4%
Western Digital Corp	44,014	19,124,963
TOTAL INFORMATION TECHNOLOGY		75,957,963
Materials - 4.0%
Chemicals - 1.0%
Corteva Inc	98,122	7,948,863
Construction Materials - 1.8%
CRH PLC	82,922	9,819,624
James Hardie Industries PLC (a)	222,800	4,676,572
		14,496,196
Containers & Packaging - 0.5%
Smurfit Westrock PLC (b)	109,888	4,218,600
Metals & Mining - 0.7%
Reliance Inc	14,400	5,220,000
TOTAL MATERIALS		31,883,659
Real Estate - 4.0%
Health Care REITs - 0.7%
Ventas Inc	60,486	5,314,300
Industrial REITs - 0.7%
Prologis Inc	36,346	5,161,859
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (a)	18,457	2,634,367
Residential REITs - 0.6%
Invitation Homes Inc	90,534	2,604,664
Sun Communities Inc	18,541	2,370,281
		4,974,945
Retail REITs - 0.5%
Tanger Inc	103,146	3,824,653
Specialized REITs - 1.3%
American Tower Corp	9,584	1,751,093
Equinix Inc	5,102	5,524,599
Extra Space Storage Inc	18,707	2,681,274
		9,956,966
TOTAL REAL ESTATE		31,867,090
Utilities - 4.1%
Electric Utilities - 2.6%
Constellation Energy Corp	18,274	5,719,762
Evergy Inc	43,840	3,631,705
Eversource Energy	76,015	5,374,261
PG&E Corp	331,056	5,502,151
		20,227,879
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	28,387	4,480,604
Multi-Utilities - 0.9%
Sempra	77,765	7,397,007
TOTAL UTILITIES		32,105,490
TOTAL UNITED STATES		747,830,762
TOTAL COMMON STOCKS (Cost $581,441,937)		776,494,505

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	12,553,774	12,556,285
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	1,980,252	1,980,450
TOTAL MONEY MARKET FUNDS (Cost $14,536,659)			14,536,735

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $595,978,596)	791,031,240
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(2,910,344)
NET ASSETS - 100.0%	788,120,896

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $904,878.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,463,319	37,891,698	38,798,732	104,693	-	-	12,556,285	12,553,774	0.0%
Fidelity Securities Lending Cash Central Fund	-	58,487,841	56,507,391	1,492	-	-	1,980,450	1,980,252	0.0%
Total	13,463,319	96,379,539	95,306,123	106,185	-	-	14,536,735

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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